Distribution Date:	03/17/23	CFCRE 2017-C8 Mortgage Trust
Determination Date:	03/13/23
Next Distribution Date:	04/17/23
Record Date:	02/28/23	Commercial Mortgage Pass-Through Certificates
Series 2017-C8
Notice of Address Change
Effective March 1, 2023 our Computershare Corporate Trust office located at 600 S 4th Street Minneapolis, MN 55415 has moved and our new address is 1505 Energy Park Drive St.
Paul, Minnesota 55108. Please update your records to reflect the new address.

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.

Certificate Factor Detail	3		James Buccola		james.buccola@cantor.com

Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084, 401 S. Tryon Street, 8th Floor | Charlotte, NC 28202 | United States
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States

Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States

Modified Loan Detail	23	Trustee	Wilmington Trust, National Association

Historical Liquidated Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Bond / Collateral Loss Reconciliation Detail	25
		Controlling Class Rep.	RREF III-D CF 2017-C8, LLC
Interest Shortfall Detail - Collateral Level	26
			-
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12532CAW5	1.964800%	24,296,843.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12532CAX3	2.981600%	46,884,211.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12532CAY1	3.367400%	36,236,843.00	30,186,449.83	774,304.38	84,708.21	0.00	0.00	859,012.59	29,412,145.45	35.61%	30.00%
A-3	12532CAZ8	3.304800%	155,000,000.00	126,589,770.14	0.00	348,628.23	0.00	0.00	348,628.23	126,589,770.14	35.61%	30.00%
A-4	12532CBA2	3.571900%	188,844,211.00	188,844,211.00	0.00	562,110.53	0.00	0.00	562,110.53	188,844,211.00	35.61%	30.00%
A-M	12532CBB0	3.846000%	32,232,632.00	32,232,632.00	0.00	103,305.59	0.00	0.00	103,305.59	32,232,632.00	29.59%	25.00%
B	12532CBC8	4.198500%	38,678,948.00	38,678,948.00	0.00	135,327.97	0.00	0.00	135,327.97	38,678,948.00	22.37%	19.00%
C	12532CBD6	4.896190%	32,232,632.00	32,232,632.00	0.00	131,514.25	0.00	0.00	131,514.25	32,232,632.00	16.35%	14.00%
D	12532CAA3	3.000000%	38,678,948.00	38,678,948.00	0.00	96,697.37	0.00	0.00	96,697.37	38,678,948.00	9.13%	8.00%
E	12532CAC9	3.224200%	17,727,369.00	17,727,369.00	0.00	47,630.49	0.00	0.00	47,630.49	17,727,369.00	5.82%	5.25%
F	12532CAE5	3.224200%	7,251,579.00	7,251,579.00	0.00	19,483.78	0.00	0.00	19,483.78	7,251,579.00	4.46%	4.13%
G	12532CAG0	3.224200%	26,596,519.00	23,908,915.04	0.00	261,240.13	0.00	0.00	261,240.13	23,908,915.04	0.00%	0.00%
V	12532CAS4	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12532CAU9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			644,660,735.02	536,331,454.01	774,304.38	1,790,646.55	0.00	0.00	2,564,950.93	535,557,149.63

X-A	12532CBE4	1.479982%	451,262,108.00	345,620,430.97	0.00	426,259.91	0.00	0.00	426,259.91	344,846,126.59
X-B	12532CBF1	0.897918%	70,911,580.00	70,911,580.00	0.00	53,060.66	0.00	0.00	53,060.66	70,911,580.00
X-C	12532CBG9	0.040000%	32,232,632.00	32,232,632.00	0.00	1,074.42	0.00	0.00	1,074.42	32,232,632.00
X-D	12532CAJ4	1.936190%	38,678,948.00	38,678,948.00	0.00	62,408.17	0.00	0.00	62,408.17	38,678,948.00
X-E	12532CAL9	1.711990%	17,727,369.00	17,727,369.00	0.00	25,290.90	0.00	0.00	25,290.90	17,727,369.00
X-F	12532CAN5	1.711990%	7,251,579.00	7,251,579.00	0.00	10,345.53	0.00	0.00	10,345.53	7,251,579.00
X-G	12532CAQ8	1.711990%	26,596,519.00	23,908,915.04	0.00	34,109.86	0.00	0.00	34,109.86	23,908,915.04
Notional SubTotal			644,660,735.00	536,331,454.01	0.00	612,549.45	0.00	0.00	612,549.45	535,557,149.63

Deal Distribution Total					774,304.38	2,403,196.00	0.00	0.00	3,177,500.38

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12532CAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12532CAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12532CAY1	833.03200088	21.36787634	2.33762665	0.00000000	0.00000000	0.00000000	0.00000000	23.70550299	811.66412455
A-3	12532CAZ8	816.70819445	0.00000000	2.24921439	0.00000000	0.00000000	0.00000000	0.00000000	2.24921439	816.70819445
A-4	12532CBA2	1,000.00000000	0.00000000	2.97658333	0.00000000	0.00000000	0.00000000	0.00000000	2.97658333	1,000.00000000
A-M	12532CBB0	1,000.00000000	0.00000000	3.20500014	0.00000000	0.00000000	0.00000000	0.00000000	3.20500014	1,000.00000000
B	12532CBC8	1,000.00000000	0.00000000	3.49875002	0.00000000	0.00000000	0.00000000	0.00000000	3.49875002	1,000.00000000
C	12532CBD6	1,000.00000000	0.00000000	4.08015858	0.00000000	0.00000000	0.00000000	0.00000000	4.08015858	1,000.00000000
D	12532CAA3	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	12532CAC9	1,000.00000000	0.00000000	2.68683356	0.00000000	0.00000000	0.00000000	0.00000000	2.68683356	1,000.00000000
F	12532CAE5	1,000.00000000	0.00000000	2.68683276	0.00000000	0.00000000	0.00000000	0.00000000	2.68683276	1,000.00000000
G	12532CAG0	898.94903314	0.00000000	9.82234292	(7.40701669)	1.42501205	0.00000000	0.00000000	9.82234292	898.94903314
V	12532CAS4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12532CAU9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12532CBE4	765.89730191	0.00000000	0.94459495	0.00000000	0.00000000	0.00000000	0.00000000	0.94459495	764.18143796
X-B	12532CBF1	1,000.00000000	0.00000000	0.74826509	0.00000000	0.00000000	0.00000000	0.00000000	0.74826509	1,000.00000000
X-C	12532CBG9	1,000.00000000	0.00000000	0.03333330	0.00000000	0.00000000	0.00000000	0.00000000	0.03333330	1,000.00000000
X-D	12532CAJ4	1,000.00000000	0.00000000	1.61349192	0.00000000	0.00000000	0.00000000	0.00000000	1.61349192	1,000.00000000
X-E	12532CAL9	1,000.00000000	0.00000000	1.42665841	0.00000000	0.00000000	0.00000000	0.00000000	1.42665841	1,000.00000000
X-F	12532CAN5	1,000.00000000	0.00000000	1.42665894	0.00000000	0.00000000	0.00000000	0.00000000	1.42665894	1,000.00000000
X-G	12532CAQ8	898.94903314	0.00000000	1.28249340	0.00000000	0.00000000	0.00000000	0.00000000	1.28249340	898.94903314

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	02/01/23 - 02/28/23	30	0.00	84,708.21	0.00	84,708.21	0.00	0.00	0.00	84,708.21	0.00
A-3	02/01/23 - 02/28/23	30	0.00	348,628.23	0.00	348,628.23	0.00	0.00	0.00	348,628.23	0.00
A-4	02/01/23 - 02/28/23	30	0.00	562,110.53	0.00	562,110.53	0.00	0.00	0.00	562,110.53	0.00
X-A	02/01/23 - 02/28/23	30	0.00	426,259.91	0.00	426,259.91	0.00	0.00	0.00	426,259.91	0.00
X-B	02/01/23 - 02/28/23	30	0.00	53,060.66	0.00	53,060.66	0.00	0.00	0.00	53,060.66	0.00
X-C	02/01/23 - 02/28/23	30	0.00	1,074.42	0.00	1,074.42	0.00	0.00	0.00	1,074.42	0.00
X-D	02/01/23 - 02/28/23	30	0.00	62,408.17	0.00	62,408.17	0.00	0.00	0.00	62,408.17	0.00
X-E	02/01/23 - 02/28/23	30	0.00	25,290.90	0.00	25,290.90	0.00	0.00	0.00	25,290.90	0.00
X-F	02/01/23 - 02/28/23	30	0.00	10,345.53	0.00	10,345.53	0.00	0.00	0.00	10,345.53	0.00
X-G	02/01/23 - 02/28/23	30	0.00	34,109.86	0.00	34,109.86	0.00	0.00	0.00	34,109.86	0.00
A-M	02/01/23 - 02/28/23	30	0.00	103,305.59	0.00	103,305.59	0.00	0.00	0.00	103,305.59	0.00
B	02/01/23 - 02/28/23	30	0.00	135,327.97	0.00	135,327.97	0.00	0.00	0.00	135,327.97	0.00
C	02/01/23 - 02/28/23	30	0.00	131,514.25	0.00	131,514.25	0.00	0.00	0.00	131,514.25	0.00
D	02/01/23 - 02/28/23	30	0.00	96,697.37	0.00	96,697.37	0.00	0.00	0.00	96,697.37	0.00
E	02/01/23 - 02/28/23	30	0.00	47,630.49	0.00	47,630.49	0.00	0.00	0.00	47,630.49	0.00
F	02/01/23 - 02/28/23	30	0.00	19,483.78	0.00	19,483.78	0.00	0.00	0.00	19,483.78	0.00
G	02/01/23 - 02/28/23	30	234,901.22	64,239.27	0.00	64,239.27	(197,000.86)	0.00	0.00	261,240.13	37,900.36
Totals			234,901.22	2,206,195.14	0.00	2,206,195.14	(197,000.86)	0.00	0.00	2,403,196.00	37,900.36

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	3,177,500.38
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,071,443.45	Master Servicing Fee	6,423.79
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,923.18
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	208.57
ARD Interest	0.00	Operating Advisor Fee	1,559.66
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	162.69
Extension Interest	0.00
Interest Reserve Withdrawal	147,319.62
Total Interest Collected	2,218,763.07	Total Fees	12,567.89

Principal		Expenses/Reimbursements
Scheduled Principal	774,304.38	Reimbursement for Interest on Advances	(154.30)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(197,419.35)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	572.79
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	774,304.38	Total Expenses/Reimbursements	(197,000.86)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,403,196.00
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	774,304.38
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,177,500.38
Total Funds Collected	2,993,067.45	Total Funds Distributed	2,993,067.41

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	536,331,454.01	536,331,454.01	Beginning Certificate Balance	536,331,454.01
(-) Scheduled Principal Collections	774,304.38	774,304.38	(-) Principal Distributions	774,304.38
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	535,557,149.63	535,557,149.63	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	536,408,287.39	536,408,287.39	Ending Certificate Balance	535,557,149.63
Ending Actual Collateral Balance	535,639,192.34	535,639,192.34

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.94%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	9,999,999 or less	20	113,906,824.57	21.27%	48	5.3355	2.033694	1.39 or less	9	104,039,508.10	19.43%	48	5.2517	0.853753
10,000,000 to 19,999,999		9	121,476,672.77	22.68%	47	5.0696	1.436287	1.40 to 1.44	3	23,770,727.62	4.44%	47	5.2396	1.422148
20,000,000 to 29,999,999		4	100,053,308.37	18.68%	48	5.1874	2.226684	1.45 to 1.54	4	128,387,082.13	23.97%	49	4.8005	1.501931
30,000,000 to 39,999,999		3	101,790,991.73	19.01%	49	4.4476	1.747983	1.55 to 1.99	12	124,009,877.97	23.16%	49	5.2502	1.660595
	40,000,000 or greater	2	98,329,352.19	18.36%	50	4.7183	1.500164	2.00 to 2.49	5	82,109,795.97	15.33%	49	4.4076	2.062157
	Totals	38	535,557,149.63	100.00%	49	4.9655	1.781982	2.50 or greater	5	73,240,157.84	13.68%	47	4.9022	3.599685
								Totals	38	535,557,149.63	100.00%	49	4.9655	1.781982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alaska	1	16,220,349.00	3.03%	48	5.7300	2.666700
							Industrial	2	26,989,397.69	5.04%	49	5.3060	1.563800
Arizona	2	7,861,915.22	1.47%	49	5.4482	2.528692
							Lodging	10	73,181,869.88	13.66%	47	5.6318	2.644517
Arkansas	1	2,282,947.93	0.43%	49	5.4700	1.221400
							Mixed Use	4	84,724,996.01	15.82%	49	5.0970	1.285559
California	5	90,982,166.46	16.99%	48	4.9384	1.114646
							Multi-Family	4	27,691,723.59	5.17%	48	5.3674	1.762709
Connecticut	1	4,356,293.04	0.81%	49	5.2230	0.810200
							Office	15	153,638,799.44	28.69%	48	4.5024	1.919487
Delaware	1	4,757,984.08	0.89%	50	5.7500	1.913500
							Other	7	16,250,000.00	3.03%	50	5.0300	1.518600
Florida	3	20,920,209.80	3.91%	49	5.3034	1.704925
							Retail	11	138,656,595.55	25.89%	49	4.9252	1.442418
Georgia	2	19,302,301.55	3.60%	48	5.6535	2.294326
							Self Storage	3	14,423,767.54	2.69%	50	4.6500	2.829100
Illinois	1	2,520,983.91	0.47%	49	5.1520	1.586800
							Totals	56	535,557,149.63	100.00%	49	4.9655	1.781982
Indiana	2	38,927,279.79	7.27%	48	4.8446	1.221337

Kentucky	1	1,682,365.92	0.31%	50	5.0300	1.518600

Maine	2	11,546,105.03	2.16%	49	5.2600	1.241274

Missouri	4	8,844,267.41	1.65%	47	4.9314	1.891723

Nevada	2	7,483,672.61	1.40%	49	5.0295	2.037173

New York	8	69,995,380.80	13.07%	50	4.3115	1.963755

North Carolina	1	9,026,429.88	1.69%	47	5.1800	1.659000

Ohio	2	76,398,055.16	14.27%	50	5.0992	1.326848

Rhode Island	1	11,190,725.87	2.09%	49	5.3060	1.563800

Tennessee	2	20,261,395.93	3.78%	43	5.0886	1.502449

Texas	11	65,877,355.75	12.30%	49	5.0952	2.613283

Virginia	1	15,798,671.82	2.95%	49	5.3060	1.563800

Washington	2	29,320,292.74	5.47%	45	4.0731	3.237643

Totals	56	535,557,149.63	100.00%	49	4.9655	1.781982

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.7499% or less	1	22,500,000.00	4.20%	44	3.6739	3.782400	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	1	32,500,000.00	6.07%	50	4.1500	2.006000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	5	111,753,683.51	20.87%	49	4.5356	1.779407	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 5.2499%	15	212,554,345.06	39.69%	48	4.9772	1.517912	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.2500% to 5.7499%	11	113,436,362.62	21.18%	48	5.4991	1.661996	49 months or greater	38	535,557,149.63	100.00%	49	4.9655	1.781982
	5.7500% or greater	5	42,812,758.44	7.99%	49	5.9130	2.196288	Totals	38	535,557,149.63	100.00%	49	4.9655	1.781982
	Totals	38	535,557,149.63	100.00%	49	4.9655	1.781982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	108 months or less	38	535,557,149.63	100.00%	49	4.9655	1.781982	Interest Only	6	139,550,000.00	26.06%	48	4.4632	1.915592
	109 months or greater	0	0.00	0.00%	0	0.0000	0.000000	299 months or less	32	396,007,149.63	73.94%	49	5.1424	1.734899
	Totals	38	535,557,149.63	100.00%	49	4.9655	1.781982	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
								360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	38	535,557,149.63	100.00%	49	4.9655	1.781982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	2,650,434.88	0.49%	48	4.8400	1.400000			No outstanding loans in this group
	12 months or less	35	520,970,939.39	97.28%	49	4.9616	1.784648
	13 months to 24 months	1	6,820,292.74	1.27%	48	5.3900	1.440500
	25 months or greater	1	5,115,482.62	0.96%	44	4.8595	2.163700
	Totals	38	535,557,149.63	100.00%	49	4.9655	1.781982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571696	RT	Saint Clairsville	OH	Actual/360	4.780%	202,302.70	85,598.72	0.00	N/A	05/06/27	--	54,414,950.91	54,329,352.19	03/06/23
2	307860002	MU	Los Angeles	CA	Actual/360	4.642%	158,862.98	0.00	0.00	N/A	05/06/27	--	44,000,000.00	44,000,000.00	03/06/23
3	300571677	RT	Merrillville	IN	Actual/360	4.840%	133,356.40	86,121.19	0.00	N/A	03/06/27	--	35,425,253.88	35,339,132.69	03/06/23
3A	300571709				Actual/360	4.840%	10,001.73	6,459.09	0.00	N/A	03/06/27	--	2,656,893.97	2,650,434.88	03/06/23
4	307860004	OF	New York	NY	Actual/360	4.324%	114,383.36	59,315.24	0.00	05/06/27	05/06/32	--	34,011,174.28	33,951,859.04	03/06/23
5	407004699	OF	New York	NY	Actual/360	4.150%	104,902.78	0.00	0.00	N/A	05/06/27	--	32,500,000.00	32,500,000.00	03/06/23
6	300571676	LO	Various	Various	Actual/360	5.730%	127,335.61	76,731.36	0.00	N/A	03/06/27	--	28,571,939.07	28,495,207.71	03/06/23
7	407004692	IN	Various	Various	Actual/360	5.306%	111,617.39	56,979.36	0.00	N/A	04/06/27	--	27,046,377.05	26,989,397.69	03/06/23
9	407004694	MU	Cleveland	OH	Actual/360	5.885%	101,200.67	40,921.82	0.00	N/A	04/06/27	--	22,109,624.79	22,068,702.97	03/06/23
10	307860010	OF	Kirkland	WA	Actual/360	3.674%	64,293.25	0.00	0.00	N/A	11/06/26	--	22,500,000.00	22,500,000.00	03/06/23
12	307860012	98	Various	Various	Actual/360	5.030%	63,573.61	0.00	0.00	N/A	05/06/27	--	16,250,000.00	16,250,000.00	03/06/23
13	407004687	OF	San Francisco	CA	Actual/360	5.675%	69,859.09	22,751.65	0.00	N/A	03/06/27	--	15,827,106.78	15,804,355.13	12/06/22
14	407004698	SS	Various	TX	Actual/360	4.650%	52,275.28	30,226.61	0.00	N/A	05/06/27	--	14,453,994.15	14,423,767.54	03/06/23
16	303161079	LO	Nashville	TN	Actual/360	5.116%	55,057.81	28,979.89	0.00	N/A	07/01/26	--	13,836,709.83	13,807,729.94	03/01/23
17	300571695	OF	Coppell	TX	Actual/360	5.060%	53,530.56	24,300.65	0.00	N/A	05/06/27	--	13,601,779.06	13,577,478.41	03/06/23
18	407004686	MU	Walnut Creek	CA	Actual/360	5.242%	58,302.69	0.00	0.00	N/A	01/06/27	--	14,300,000.00	14,300,000.00	03/06/23
19	307860019	RT	Euless	TX	Actual/360	4.970%	44,702.12	23,509.06	0.00	N/A	04/06/27	--	11,564,216.32	11,540,707.26	03/06/23
20	300571671	MF	Houston	TX	Actual/360	5.210%	47,790.13	20,925.97	0.00	N/A	03/06/27	--	11,793,560.46	11,772,634.49	03/06/23
21	307860021	OF	St Petersburg	FL	Actual/360	4.733%	34,587.04	17,475.28	0.00	N/A	04/06/27	--	9,395,532.21	9,378,056.93	03/06/23
22	307350208	OF	Los Angeles	CA	Actual/360	4.435%	34,494.44	0.00	0.00	N/A	12/06/26	--	10,000,000.00	10,000,000.00	03/06/23
23	407004693	RT	Various	Various	Actual/360	5.152%	38,836.08	14,686.57	0.00	N/A	04/06/27	--	9,691,788.92	9,677,102.35	03/06/23
24	307860024	LO	Tampa	FL	Actual/360	5.955%	41,007.73	16,271.67	0.00	N/A	04/06/27	--	8,853,773.18	8,837,501.51	03/06/23
25	300571660	RT	Hickory	NC	Actual/360	5.180%	36,425.01	14,527.46	0.00	N/A	02/06/27	--	9,040,957.34	9,026,429.88	03/06/23
26	300571675	MF	Lawrenceville	GA	Actual/360	5.520%	30,229.49	13,586.93	0.00	N/A	03/06/27	--	7,041,029.77	7,027,442.84	03/06/23
27	300571672	LO	Seattle	WA	Actual/360	5.390%	28,648.21	13,363.70	0.00	N/A	03/06/27	--	6,833,656.44	6,820,292.74	03/06/23
28	407004689	OF	Mission Viejo	CA	Actual/360	5.242%	28,093.95	12,183.02	0.00	N/A	03/06/27	--	6,889,994.35	6,877,811.33	03/06/23
29	300571673	MF	Houston	TX	Actual/360	5.450%	28,068.09	12,869.46	0.00	N/A	03/06/27	--	6,621,567.79	6,608,698.33	03/06/23
30	300571687	RT	Portland	ME	Actual/360	5.260%	26,238.37	12,652.75	0.00	N/A	04/06/27	--	6,413,507.31	6,400,854.56	03/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
33	300571688	RT	Bangor	ME	Actual/360	5.260%	21,091.40	10,170.75	0.00	N/A	04/06/27	--	5,155,421.22	5,145,250.47	03/06/23
35	407004700	LO	Georgetown	DE	Actual/360	5.750%	21,335.28	12,636.47	0.00	N/A	05/06/27	--	4,770,620.55	4,757,984.08	03/06/23
36	307860036	OF	Various	MO	Actual/360	4.859%	19,365.53	8,199.48	0.00	N/A	11/06/26	--	5,123,682.10	5,115,482.62	03/06/23
37	307860037	LO	Eagle Pass	TX	Actual/360	6.177%	21,706.66	11,542.92	0.00	N/A	05/06/27	--	4,518,141.49	4,506,598.57	03/06/23
38	300571679	RT	Show Low	AZ	Actual/360	5.420%	19,204.82	8,371.39	0.00	N/A	03/06/27	--	4,555,702.59	4,547,331.20	03/06/23
39	307860039	MU	New Haven	CT	Actual/360	5.223%	17,731.83	8,644.19	0.00	N/A	04/06/27	--	4,364,937.23	4,356,293.04	03/06/23
40	307860040	OF	Las Vegas	NV	Actual/360	4.919%	15,080.93	8,055.94	0.00	N/A	04/06/27	--	3,941,811.92	3,933,755.98	03/06/23
41	407004697	LO	Tucson	AZ	Actual/360	5.487%	14,166.14	4,827.48	0.00	N/A	05/06/27	--	3,319,411.50	3,314,584.02	03/06/23
42	307860042	LO	Liverpool	NY	Actual/360	5.850%	12,052.83	7,002.07	0.00	N/A	04/06/27	--	2,648,973.38	2,641,971.31	03/06/23
43	307860043	MF	Hot Springs	AR	Actual/360	5.470%	9,731.46	4,416.24	0.00	N/A	04/06/27	--	2,287,364.17	2,282,947.93	03/06/23
Totals							2,071,443.45	774,304.38	0.00				536,331,454.01	535,557,149.63
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,983,171.83	3,718,206.91	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2	3,628,202.00	2,462,593.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	4,681,311.22	3,790,123.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	18,714,093.00	14,080,759.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,799,466.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	25,670,127.27	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,833,247.66	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,342,847.00	888,428.00	01/01/22	06/30/22	02/13/23	0.00	242,946.50	0.00	0.00	0.00	0.00
10	7,261,767.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	428,573.00	962,701.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	81,736.59	(98,971.82)	01/01/22	09/30/22	--	0.00	0.00	92,258.43	277,634.19	0.00	0.00
14	2,836,183.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	4,411,429.73	7,900,882.17	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,631,829.00	1,245,611.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,116,302.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,301,740.71	1,167,901.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,545,855.21	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	5,834,635.84	4,165,273.48	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	11.90	0.00
22	3,069,791.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	967,522.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,351,444.89	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,166,564.84	841,419.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	896,625.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	793,359.22	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	834,228.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,113,135.80	810,368.08	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	580,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	465,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,036,200.20	860,506.77	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
36	575,143.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	4,658,174.09	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	581,673.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	292,759.22	0.00	--	--	--	0.00	0.00	0.00	0.00	1,828.63	0.00
40	734,146.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	900,426.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	70,930.67	01/01/22	06/30/22	02/13/23	0.00	0.00	0.00	0.00	0.00	0.00
43	193,294.00	172,177.50	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	108,653,833.93	47,697,082.87				0.00	242,946.50	92,258.43	277,634.19	1,840.53	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
03/17/23	0	0.00	1	15,804,355.13	0	0.00	1	2,641,971.31	0	0.00	1	2,641,971.31	0	0.00	0	0.00	4.965453%	4.923784%	49
02/17/23	0	0.00	1	15,827,106.78	1	2,648,973.38	1	2,648,973.38	0	0.00	0	0.00	0	0.00	0	0.00	4.965743%	4.924074%	50
01/18/23	0	0.00	1	15,842,299.28	1	2,654,655.45	1	2,654,655.45	0	0.00	0	0.00	0	0.00	0	0.00	4.965963%	4.924295%	51
12/16/22	1	15,857,417.90	1	2,660,309.04	0	0.00	1	2,660,309.04	0	0.00	0	0.00	0	0.00	0	0.00	4.966181%	4.924514%	52
11/18/22	1	2,666,365.41	1	15,874,953.34	0	0.00	1	2,666,365.41	0	0.00	0	0.00	0	0.00	0	0.00	4.966420%	4.924754%	53
10/17/22	2	38,121,937.56	0	0.00	0	0.00	1	2,671,960.31	0	0.00	0	0.00	0	0.00	0	0.00	4.966634%	4.912195%	54
09/16/22	0	0.00	0	0.00	1	22,264,955.84	1	2,677,960.15	0	0.00	1	22,264,955.84	0	0.00	0	0.00	4.966869%	4.925206%	55
08/17/22	0	0.00	0	0.00	1	22,294,099.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.967080%	4.925418%	56
07/15/22	0	0.00	0	0.00	1	22,323,096.98	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.967290%	4.925629%	57
06/17/22	0	0.00	0	0.00	1	22,355,583.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.967520%	4.921726%	58
05/17/22	0	0.00	0	0.00	1	22,384,271.05	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.967726%	4.921932%	59
04/15/22	0	0.00	0	0.00	1	22,416,459.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.967974%	4.915691%	60
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	407004687	12/06/22	2	2	92,258.43	277,634.19	0.00	15,857,417.90	09/19/22	2
Totals					92,258.43	277,634.19	0.00	15,857,417.90

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		200,692,984	184,888,629	15,804,355		0
49 - 60 Months		300,912,307	298,270,336	0		2,641,971
> 60 Months		33,951,859	33,951,859	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Mar-23	535,557,150	519,752,795	0	15,804,355	0	0
Feb-23	536,331,454	517,855,374	0	15,827,107	2,648,973	0
Jan-23	536,933,047	518,436,093	0	15,842,299	2,654,655	0
Dec-22	537,531,979	519,014,252	15,857,418	0	0	2,660,309
Nov-22	538,184,952	519,643,633	0	15,874,953	0	2,666,365
Oct-22	538,778,343	497,984,445	38,121,938	0	0	2,671,960
Sep-22	539,425,977	514,483,062	0	0	22,264,956	2,677,960
Aug-22	540,013,877	517,719,777	0	0	22,294,100	0
Jul-22	540,599,175	518,276,078	0	0	22,323,097	0
Jun-22	541,239,012	518,883,428	0	0	22,355,584	0
May-22	541,818,890	519,434,619	0	0	22,384,271	0
Apr-22	542,381,299	519,964,840	0	0	22,416,459	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	407004694	22,068,702.97	22,068,702.97	28,900,000.00	01/27/23	753,126.00	0.88310	06/30/22	04/06/27	288
13	407004687	15,804,355.13	15,857,417.90	52,000,000.00	01/09/17	(155,016.32)	(0.10480)	09/30/22	03/06/27	290
19	307860019	11,540,707.26	11,540,707.26	19,700,000.00	02/23/17	1,063,689.75	1.73260	09/30/22	04/06/27	288
42	307860042	2,641,971.31	2,641,971.31	3,500,000.00	01/01/23	43,111.67	0.37700	06/30/22	04/06/27	228
Totals		52,055,736.67	52,108,799.44	104,100,000.00		1,704,911.10

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
9	407004694	MU	OH	06/01/20	98

The Loan transferred to Special Servicing due to Imminent Monetary Default as a result of the impact of COVID-19 on property performance. Special Servicer has executed a settlement agreement with the Borrower as of 8/24/2022. During the process of completing the settlement agreement, the Guarantor passed away. The Borrower is working through handling the estate and will be submitting a proposed new organizational structure to Lender for approval. The open issues with the estate are expected to be resolved by the end of Q1 2023. Upon resolution of the guarantor replacement and equity transfer, Special Servicer expects to return the Loan to the Master Servicer as a Corrected Mortgage Loan.

13	407004687	OF	CA	09/19/22	2

Loan transferred to special servicing due to a Borrower declared imminent monetary default and initial communication to Borrower, including the pre-negotiation letter, has been sent. Borrower has communicated that they would like to transition title to the Lender. Title ordered and foreclosure to be filed.

19	307860019	RT	TX	09/21/22	13

Loan has recently transferred to Special Servicer due to non-compliance with the implementation of Cash Management. Special Servicer reached out to Borrower, a PNL has been executed. An introductory call was conducted with Borrower and

Borrower's third party representative. Counsel has been engaged. The Borrower received an offer to sell the property and the Buyer is interested in assuming the loan. Borrower and Special Servicer are currently discussing a loan assumption and reinstatement.

42	307860042	LO	NY	08/22/19	9

The loan was transferred to special servicing for Imminent Default. The Loan DSCR has been below a 1.0X. Special Servicer is evaluating potential options and has now filed for foreclosure; Borrower has filed an Answer; we are proceeding with case. Receivership hearing set for December 6, 2022 was pushed into 2023 as Borrower has accepted a workout resolution. Bring Current Agreement has been executed and the payment has been made with application pending by the Master

Servicer.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
6	300571676	30,509,639.23	5.73000%	30,509,639.23	5.73000%	10	06/23/20	07/06/20	07/13/20
9	407004694	0.00	5.88500%	0.00	5.88500%	8	08/24/22	08/24/22	--
16	303161079	14,556,345.15	5.11600%	14,556,345.15	5.11600%	10	05/26/21	05/26/21	--
24	307860024	0.00	5.95500%	0.00	5.95500%	10	12/06/21	12/02/22	01/12/22
24	307860024	0.00	5.95500%	0.00	5.95500%	10	11/18/21	12/02/22	01/12/22
42	307860042	0.00	5.85000%	0.00	5.85000%	8	02/14/23	02/14/23	--
Totals		45,065,984.38		45,065,984.38
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
11	307500114	09/17/21	10,130,673.11	100,850,000.00	9,483,152.88	729,062.52	9,483,152.88	8,754,090.36	1,376,582.75	0.00	0.00	1,376,582.75	13.11%
11A	307500214	09/17/21	9,648,260.15	0.00	9,030,635.41	693,396.47	9,030,635.41	8,337,238.94	1,311,021.21	0.00	0.00	1,311,021.21	13.11%
15	407004691	07/16/21	15,500,000.00	13,600,000.00	17,116,384.25	793,310.71	17,116,384.25	16,323,073.54	0.00	0.00	0.00	0.00	0.00%
32	300571690	09/17/19	6,201,597.57	13,030,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			41,480,530.83	127,480,000.00	35,630,172.54	2,215,769.70	35,630,172.54	33,414,402.84	2,687,603.96	0.00	0.00	2,687,603.96

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
11	307500114	09/17/21	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75	0.00	0.00	1,376,582.75
15	407004691	07/16/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
32	300571690	09/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
11A	307500214	09/17/21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21	0.00	0.00	1,311,021.21
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	2,687,603.96	0.00	0.00	2,687,603.96	0.00	0.00	2,687,603.96

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
13	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	572.79	0.00	0.00	0.00	0.00	0.00	0.00	0.00
42	0.00	0.00	(207,419.35)	0.00	0.00	0.00	0.00	0.00	(154.30)	0.00	0.00	0.00
Total	0.00	0.00	(197,419.35)	0.00	572.79	0.00	0.00	0.00	(154.30)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(197,000.86)

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Supplemental Notes
None

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